INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES (Details)	1 Months Ended		3 Months Ended	9 Months Ended			12 Months Ended
	Apr. 30, 2019 CNY (¥)	May 31, 2012 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥) MWh	Sep. 30, 2020 USD ($) MWh	Sep. 30, 2019 CNY (¥) MWh	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 30, 2017	Feb. 26, 2017
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies				¥ (72,611,681)	$ (10,694,545)	¥ (80,634,774)
Percentage of equity interests acquired		9.00%
Acquisitions of businesses and investments, net of cash acquired		¥ 7,200,000
Net revenue				25,704,880,250	3,785,919,679	20,216,829,408
Equity Method Investment, Unrealized Intercompany Profit (Loss) Eliminated, Amount					$ 328,254		¥ 5,943,014
Payments for Other Fees				17,106,669		17,039,923
Equity Method Investments			¥ 164,065,791	164,065,791			250,698,341
Equity Securities without Readily Determinable Fair Value, Amount							7,200,000	¥ 7,200,000
Proceeds from disposal of equity securities			7,200,000
Jinko Power Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies				¥ 71,034,618		¥ 79,278,257
capital injection to SSHC	¥ 295,000,000
Percentage of Ownership										50.00%
Equity Method Investment, Ownership Percentage										50.00%
Quantity of Solar Modules Sold | MWh				32.3	32.3	64.4
Net revenue				¥ 51,200,000		¥ 144,300,000
Sweihan Pv Power Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership										40.00%
Equity Method Investment, Ownership Percentage										40.00%
Jinko-Tiansheng [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies				1,577,063		1,356,517
Percentage of Ownership									30.00%
Equity Method Investment, Ownership Percentage									30.00%
Equity Method Investment, Unrealized Intercompany Profit (Loss) Eliminated, Amount				1,229,759		188,778
Payments for Other Fees				17,106,669		¥ 17,039,923
Equity Method Investments			¥ 9,316,124	¥ 9,316,124			¥ 12,122,946